2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2019	May 10, 2019	Dec. 31, 2018
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Description of assets and liabilities are translated by exchange rates	The balances of assets and liabilities are translated by exchange rates prevailing at the end of the reporting period. As of December 31, 2019, US$1 is equal to R$4.0307 (R$3.8748 at December 31, 2018) and €1 is equal to R$4.5305 (R$4.4390 at December 31, 2018), according to the rates obtained from Central Bank of Brazil website.
Software [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Estimated useful lives	10 years
Common Shares [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Number of shares issue	24,168,304		24,168,304
Common Shares [Member] | MRS Logistica S.A. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Number of shares issue	26,611,282
Preferred Shares Class A [Member] | MRS Logistica S.A. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Number of shares issue	2,673,312
Preferred Shares Class B [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Number of shares issue	501,789	501,789
Preferred Shares Class B [Member] | MRS Logistica S.A. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Number of shares issue	34,092,604
Preferred Shares [Member] | MRS Logistica S.A. [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Number of shares issue	36,765,916